Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	ZEO ENERGY CORP.
Document Type	POS AM
Amendment Flag	true
Amendment Description	References throughout this Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 to “we,” “us,” the “Company” or “our company” are to Zeo Energy Corp., unless the context otherwise indicates.The Company is filing this Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-1, originally filed with the Securities and Exchange Commission (“SEC”) on April 17, 2024, as amended on May 23, 2024 (the “Original Filing”) and declared effective by the SEC on May 31, 2024. No additional securities are being registered by this Amendment No. 1. All applicable registration fees were paid at the time of filing the Original Filing. On August 2, 2024, the Company filed a Form 8-K with the SEC (the “Non-Reliance 8-K”) noting that during the preparation of the Company’s consolidated interim financial statements for the quarter ended June 30, 2024, the Company’s management identified the following misstatements and adjustments previously not recorded during the audit, as deemed immaterial at the time, to the Company’s financial statements for the year ended December 31, 2023 and the three months ended March 31, 2024:For the year ended December 31, 2023• Corrections to accounts payable related to a manual entry from interim periods which should not have been included in accounts payable at December 31, 2023. The correction of this error results in a $844,000 increase in accounts payable and expenses.• Accrued expenses not previously recorded at December 31, 2023 of $336,000 resulting in an increase in accrued liabilities and an increase in expenses.• An owner distribution paid to the owners of Sunergy in the first and second quarters of 2024 related to the 2023 fiscal year was not accrued for as of December 31, 2023. The correction of this error resulted in a $325,000 increase in accrued liabilities and a reduction of members’ equity.• Other miscellaneous adjustments known at December 31, 2023, but not recorded due to materiality, have now been recorded. The impact of these adjustments was to reduce revenue $376,000, reduce expenses $139,000, reduce accounts receivable $66,000, and increase liabilities $380,000.The net impact of correcting these misstatements is a reduction to net income of $1,417,000, and increase in total assets of $144,045, an increase to total liabilities of $1,885,868, and a decrease to total equity of $1,741,823.For the three months ended March 31, 2024• Corrections to the December 31, 2023 period which reversed in the quarter ended March 31, 2024 which resulted in a reduction to the Company’s net loss attributable to Class A common stock by approximately $361,000 as follows: a) revenue increased by $376,000, b) cost of sales increased by $180,000 and c) general and administrative expenses decreased by $165,000.• Stock-based compensation relating to an executive had not been recorded of approximately $505,000 as general and administrative expenses with the offset being additional paid in capital.• Transaction costs relating to the business combination of approximately $572,000 had not been recorded in additional paid-in capital and accrued expenses.• The related tax impacts of the above adjustments which resulted in a reduction to the tax benefit of approximately $49,000.The net impact of correcting the misstatements in the March 31, 2024 period is an increase in the net loss of approximately $193,000, a decrease in total assets of approximately $49,000, an increase in total liabilities of $2.0 million, and an increase in the accumulated deficit of approximately $2.0 million.As described in the Non-Reliance 8-K, on July 29, 2024, the audit committee of the Company’s board of directors, after discussion with the Company’s management concluded, that (i) the Company’s previously issued financial statements for the fiscal year ended December 31, 2023; (ii) the Company’s Quarterly Report on Form 10-Q as filed with the SEC on May 16, 2024 (the “Form 10-Q”); and (iii) the financial statements noted in items (i) and (ii) above included in the Company’s Registration Statement on Form S-1, which was declared effective by the SEC on May 31, 2024, should no longer be relied upon and should be corrected for the errors described above. Additionally, the Company’s management have discussed with Grant Thornton LLP, the Company’s independent registered public accounting firm, the matters disclosed in the Non-Reliance 8-K.As such, the Company is filing this Amendment No. 1 to include the restated audited financial statements, Management’s Discussion and Analysis of Financial Condition and Results of Operation and unaudited pro forma combined financial information for the fiscal year ended December 31, 2023.Further, the Company’s management has concluded that the errors arose due to its previously reported material weaknesses in the Company’s internal control over financial reporting relating to ineffective controls over period end financial disclosure and reporting processes, including, (i) not timely performing certain reconciliations and the completeness and accuracy of those reconciliations; (ii) lack of effectiveness of controls over accurate accounting and financial reporting and reviewing the underlying financial statement elements; and (iii) recording incorrect journal entries that did not have sufficient review and approval. The Company’s remediation plan with respect to such material weaknesses are described in more detail in the Risk Factors section below.This Amendment No. 1 reflects events that occurred after the filing of the Original Filing and modifies and updates all disclosures in the Original Filing.
Entity Central Index Key	0001865506
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE